UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 89.18%

Accident & Health Insurance - 2.28%
180,197	CNO Financial Group, Inc.	$ 3,005,686

Air Transportation Scheduled - 2.00%
142,005	JetBlue Airways Corp. *	2,625,672

Aircraft & Parts - 3.16%
181,683	Triumph Group, Inc.	4,160,541

Biotechnology Research & Products - 0.66%
524,064	Trinity Biotech Plc. ADR *	864,706

Business Services, Nec - 1.66%
227,809	Conduent Inc. *	2,184,688

Cogeneration Services & Small Power Producers - 3.51%
257,865	Covanta Holding Corp.	4,618,362

Computer Communications Equipment - .83%
160,517	A 10 Networks, Inc. *	1,094,726

Crude Petroleum & Natural Gas - 4.44%
338,684	Advantage Oil & Gas, Ltd. (Canada) *	416,751
143,900	Carrizo Oil & Gas, Inc. *	1,441,878
945,121	Southwestern Energy Co. *	2,986,582
611,988	Tetra Technologies, Inc. *	997,540
		5,842,751
Deep Sea Foreigh Transportation of Freight - 3.95%
410,337	Ardmore Shipping Corp. (Bermuda) *	3,344,247
38,910	Seacor Holdings, Inc. *	1,848,614
		5,192,861
Drilling Oil & Gas Wells - .76%
116,971	Ensco Rowan plc., (United Kingdom) *	997,763

Electric Lighting & Wiring Equipment - 1.40%
404,837	LSI Industries, Inc.	1,477,655
122,130	Orion Energy Systems, Inc. *	362,726
		1,840,381
Electronic Components & Accessories - 1.09%
86,611	Vishay Intertechnology, Inc.	1,430,814

Finance Services - 2.31%
378,944	Mr. Cooper Group, Inc. *	3,035,341

Games, Toys & Children's Vehicles - 0.20%
383,955	JAKKS Pacific, Inc. *	268,769

Glass Containers - 3.25%
247,554	Owens-Illinois, Inc.	4,275,258

Greeting Cards - 0.44%
117,635	CSS Industries, Inc. *	574,059

Heavy Construction Other Than Building Const- Contractors - 0.88%
508,395	Williams Industrial Services Group, Inc. *	1,159,141

Household Audio & Video Equipment - 1.34%
96,285	Knowles Corp. *	1,762,978

Industrial & Commercial Fans & Blowers & Air Purifying - 1.38%
188,672	CECO Environmental Corp. *	1,809,364

Investment Advice - 2.29%
60,945	Oaktree Capital Group, LLC.	3,019,215

Laboratory Analytical Instruments - .56%
367,442	Harvard Bioscience, Inc. *	734,884

Life Insurance - 4.46%
368,736	Genworth Financial, Inc. Class A *	1,368,011
17,510	National Western Life Group, Inc. Class A *	4,500,070
		5,868,081
Meat Packing Plants - 2.33%
742	Seaboard Corp.	3,069,461

Metal Mining - 2.40%
295,656	Cleveland Cliffs, Inc.	3,154,650

Motor Vehicle Parts & Accessories - .83%
54,298	Lydall, Inc. *	1,096,820

Newspaper Publishing or Publish & Print - 0.15%
32,000	TheStreet, Inc.	196,160

Oil & Gas Filled Machinery & Equipment - 0.12%
161,226	Superior Drilling Products, Inc. *	162,838

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.27%
67,925	Invacare Corp.	352,531

Primary Production of Aluminum - 1.57%
88,200	Alcoa Corp. *	2,064,762

Primary Smelting & Refining of Nonferrous Metals - 0.95%
737,433	Ferroglobe PLC. (United Kingdom) *	1,253,636

Printed Circuit Boards - 4.35%
424,832	Celestica, Inc. (Canada) *	2,901,603
93,045	Sanmina Corp. *	2,817,403
		5,719,006
Retail - Auto Dealers & Gasoline Stations - 0.46%
168,679	TravelCenters of America LLC. *	610,618

Retail - Miscellaneous Shopping Goods Stores - 1.81%
1,158,881	Office Depot, Inc.	2,387,295

Savings Institution, Federally Chartered - 1.08%
92,360	Brookline Bancorp, Inc.	1,420,497

Security Brokers, Dealers & Flotation Companies - .65%
50,135	Cowen Group, Inc. Class A *	861,821

Services - Business Services - 0.59%
286,400	Limelight Networks, Inc. *	773,280

Services - Computer Integrated Systems Design - 6.18%
671,480	Aerohive Networks, Inc. *	2,974,656
443,920	Allscripts Healthcare Solutions, Inc. *	5,162,790
		8,137,446
Services - Engineering Services - .73%
355,672	Hill International, Inc. *	960,314

Services - Misc Business Services - 1.85%
182,424	Donnelley Financial Solutions, Inc. *	2,433,536

Special Industry Machinery - 0.96%
207,815	Manitex International, Inc. *	1,269,750

Sporting & Athletic Goods, NEC - 1.01%
92,367	Clarus Corp.	1,333,779

Surety Insurance - 1.98%
198,682	MGIC Investment Corp. *	2,610,681

Surgical & Medical Instruments & Apparatus - 1.57%
532,262	Accuray Inc. *	2,059,854

Telephone Communications (No Radio Telephone) - 3.55%
412,419	Vonage Holdings Corp. *	4,672,707

Telephone & Telegraph Apparatus - 4.09%
296,055	ADTRAN, Inc.	4,514,839
298,930	Infinera Corp. *	869,886
		5,384,725
Television Broadcasting Stations - 1.04%
83,655	Gray Television, Inc. *	1,371,105

Title Insurance - 1.88%
61,208	Stewart Information Services Corp.	2,478,312

Water Supply - 0.14%
17,437	Pure Cycle Corp. *	184,832

Wholesale Medical, Dental & Hospital Equipment & Supplies - 2.64%
151,530	Patterson Companies, Inc.	3,470,037

Wholesale Misc Durable Goods - 1.13%
56,866	Schnitizer Street Industries, Inc.	1,488,183

TOTAL FOR COMMON STOCKS (Cost $124,252,916) - 89.18%		117,344,677

PREFERRED STOCK- 1.58%

Life Insurance - 1.58%
127,929	Phoenix Companies, Inc. 7.45% 1/15/32	2,080,126
TOTAL FOR PREFERRED STOCK (Cost $2,531,285) - 1.58%		2,080,126

REAL ESTATE INVESTMENT TRUST- 3.26%
22,950	Investors Real Estate Trust	1,346,476
409,293	MFA Financial, Inc.	2,938,724
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $4,052,360) - 3.26%		4,285,200

SHORT-TERM INVESTMENTS - 5.48%
7,208,228	Federated Treasury Obligation Fund-Institutional Shares 2.24% **	7,208,228
TOTAL SHORT-TERM INVESTMENTS (Cost $7,208,228) - 5.48%		7,208,228

TOTAL INVESTMENTS (Cost $138,044,789) - 99.49% ***		130,918,231

OTHER ASSETS LESS LIABILITIES - 0.51%		664,755

NET ASSETS - 100.00%		$ 131,582,986

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2019.

***At June 30, 2019 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $138,044,789 amounted to $7,126,588, which consisted of aggregate gross unrealized appreciation of $22,058,425 and aggregate gross unrealized depreciation of $29,184,983.

ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2019 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $138,044,789 amounted to $7,126,588, which consisted of aggregate gross unrealized appreciation of $22,058,425 and aggregate gross unrealized depreciation of $29,184,983.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$117,344,677	$0	$0	$117,344,677
Preferred Stocks	$0	$2,080,126	$0	$2,080,126
Real Estate Investment Trusts	$4,285,200	$0	$0	$4,285,200
Cash Equivalents	$7,208,228	$0	$0	$7,208,228
Total	$128,838,105	$2,080,126	$0	$130,918,231

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 9, 2019

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 9, 2019

* Print the name and title of each signing officer under his or her signature.